ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Statement of Comprehensive Income/(Loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net loss	¥ (323,307)	$ (46,232)	¥ (1,048,954)	¥ (7,298)
Other comprehensive income/(loss), net of tax:
Change in cumulative foreign currency translation adjustments	(42,650)	(6,099)	22,894	29,804
Unrealized gains on available-for-sale investments (net of tax effect of RMB6,464, RMB3,251 and RMB3,252 for the years ended December 31, 2023, 2024 and 2025, respectively)	28,705	4,105	29,497	25,792
Transfer to statements of operations of realized gains on available-for-sale investments (net of tax effect of RMB6,487, RMB3,288 and RMB2,770 for the years ended December 31, 2023, 2024 and 2025, respectively)	(31,295)	(4,475)	(22,014)	(24,743)
Total comprehensive income/(loss) attributable to Gaotu Techedu Inc.	(368,547)	(52,701)	(1,018,577)	23,555
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(323,307)	(46,232)	(1,048,954)	(7,298)
Other comprehensive income/(loss), net of tax:
Change in cumulative foreign currency translation adjustments	(42,650)	(6,099)	22,894	29,804
Unrealized gains on available-for-sale investments (net of tax effect of RMB6,464, RMB3,251 and RMB3,252 for the years ended December 31, 2023, 2024 and 2025, respectively)	28,705	4,105	29,497	25,792
Transfer to statements of operations of realized gains on available-for-sale investments (net of tax effect of RMB6,487, RMB3,288 and RMB2,770 for the years ended December 31, 2023, 2024 and 2025, respectively)	(31,295)	(4,475)	(22,014)	(24,743)
Total comprehensive income/(loss) attributable to Gaotu Techedu Inc.	¥ (368,547)	$ (52,701)	¥ (1,018,577)	¥ 23,555